UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2012

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            February 14, 2013

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      53

 Form 13F Information Table Value Total:      $727,029
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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         COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE          CUSIP     VALUE     SHRS OR   SH/  PUT/   INVSTMT   OTHER    VOTING AUTHORITY
                                OF CLASS                (x $1000)  PRN AMT   PRN  CALL   DISCRETN  MANAGER  SOLE   SHARED  NONE


 ANADARKO PETROLEUM CORP.       COM        032511107    22,293     300,000    SH         SOLE               300,000
 APACHE CORP.                   COM        037411105    12,560     160,000    SH         SOLE               160,000
 BAKER HUGHES, INC.             COM        057224107     2,450      60,000    SH         SOLE                60,000
 CF INDUSTRIES HOLDINGS, INC.   COM        125269100    17,079      84,069    SH         SOLE                84,069
 CHEVRON CORP.                  COM        166764100    93,000     860,000    SH         SOLE               860,000
 CLIFFS NATURAL RESOURCES INC.  COM        18683K101     5,476     142,000    SH         SOLE               142,000
 CONOCOPHILLIPS                 COM        20825C104    15,947     275,000    SH         SOLE               275,000
 DEVON ENERGY CORP.             COM        25179M103     7,025     135,000    SH         SOLE               135,000
 DOW CHEMICAL CO.               COM        260543103    17,776     550,000    SH         SOLE               550,000
 E.I. DUPONT DE NEMOURS AND CO. COM        263534109     5,621     125,000    SH         SOLE               125,000
 ENERGEN CORP.                  COM        29265N108     7,891     175,000    SH         SOLE               175,000
 EOG RESOURCES, INC.            COM        26875P101    18,722     155,000    SH         SOLE               155,000
 EQT CORP.                      COM        26884L109     8,257     140,000    SH         SOLE               140,000
 EXXON MOBIL CORP.              COM        30231G102   124,063   1,433,430    SH         SOLE             1,433,430
 FMC CORP.                      COM        302491303    13,460     230,000    SH         SOLE               230,000
 FMC TECHNOLOGIES, INC.         COM        30249U101     4,283     100,000    SH         SOLE               100,000
 FOREST OIL CORP.               COM        346091705     1,161     173,500    SH         SOLE               173,500
 FREEPORT-MCMORAN COPPER & GOLD COM        35671D857    16,655     487,000    SH         SOLE               487,000
 HALLIBURTON CO.                COM        406216101    14,830     427,500    SH         SOLE               427,500
 HESS CORP.                     COM        42809H107    11,916     225,000    SH         SOLE               225,000
 HOLLYFRONTIER CORP.            COM        436106108     2,793      60,000    SH         SOLE                60,000
 KINDER MORGAN INC              COM        49456B101     8,832     250,000    SH         SOLE               250,000
 LYONDELLBASELL INDUSTRIES N.V. SHS-A      N53745100     7,650     134,000    SH         SOLE               134,000
 MARATHON OIL CORP.             COM        565849106     5,365     175,000    SH         SOLE               175,000
 MARATHON PETROLEUM CORP.       COM        56585A102    11,970     190,000    SH         SOLE               190,000
 MIDSTATES PETROLEUM CO., INC.  COM        59804T100     1,722     250,000    SH         SOLE               250,000
 NABORS INDUSTRIES, LTD.        SHS        G6359F103     1,720     119,000    SH         SOLE               119,000
 NATIONAL FUEL GAS CO.          COM        636180101     5,069     100,000    SH         SOLE               100,000
 NATIONAL OILWELL VARCO, INC.   COM        637071101    17,087     250,000    SH         SOLE               250,000
 NEW JERSEY RESOURCES CORP.     COM        646025106    10,222     258,000    SH         SOLE               258,000
 NEWFIELD EXPLORATION CO.       COM        651290108     2,142      80,000    SH         SOLE                80,000
 NOBLE ENERGY, INC.             COM        655044105    19,331     190,000    SH         SOLE               190,000
 OASIS PETROLEUM, INC.          COM        674215108     4,770     150,000    SH         SOLE               150,000
 OCCIDENTAL PETROLEUM CORP.     COM        674599105    27,580     360,000    SH         SOLE               360,000
 OIL STATES INTERNATIONAL, INC. COM        678026105    10,016     140,000    SH         SOLE               140,000
 PEABODY ENERGY CORP.           COM        704549104     5,387     202,440    SH         SOLE               202,440
 PHILLIPS 66                    COM        718546104    14,603     275,000    SH         SOLE               275,000
 PIONEER NATURAL RESOURCES CO.  COM        723787107    10,659     100,000    SH         SOLE               100,000
 POTASH CORP OF SASKATCHEWAN    COM        73755L107     9,766     240,000    SH         SOLE               240,000
 PRAXAIR, INC.                  COM        74005P104    16,418     150,000    SH         SOLE               150,000
 QEP RESOURCES, INC.            COM        74733V100     4,995     165,000    SH         SOLE               165,000
 QUESTAR CORP.                  COM        748356102     4,076     206,300    SH         SOLE               206,300
 ROYAL DUTCH SHELL              SPONS ADR A780259206     3,510      50,903    SH         SOLE                50,903
 SCHLUMBERGER LTD.              COM        806857108    43,306     625,000    SH         SOLE               625,000
 SEADRILL LTD.                  SHS        G7945E105     7,360     200,003    SH         SOLE               200,003
 SOUTHWESTERN ENERGY CO.        COM        845467109     1,838      55,000    SH         SOLE                55,000
 SPDR GOLD TRUST                GOLD SHS   78463V107    12,151      75,000    SH         SOLE                75,000
 SPECTRA ENERGY CORP.           COM        847560109     1,561      57,012    SH         SOLE                57,012
 TECK RESOURCES LTD.            CL B       878742204     7,270     200,000    SH         SOLE               200,000
 TRANSOCEAN LTD.                REG SHS    H8817H100     7,591     170,000    SH         SOLE               170,000
 WEATHERFORD INT'L. LTD         REG        H27013103     4,476     400,000    SH         SOLE               400,000
 WILLIAMS COMPANIES, INC.       COM        969457100    13,096     400,000    SH         SOLE               400,000
 WPX ENERGY, INC.               COM        98212B103     2,232     150,000    SH         SOLE               150,000
                                                       727,029
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